DEBT (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Debt Disclosure [Abstract]
SCHEDULE OF DEBT

	October 1, 2022	January 1, 2022
Jackson Investment Group - related party	$9,016	$8,949
Redeemable Series H Preferred Stock	9,000	-
HSBC Term Loan	345	809
Total Debt, Gross	18,361	9,758
Less: Debt Discount and Deferred Financing Costs, Net	(660)	(256)
Total Debt, Net	17,701	9,502
Less: Non-Current Portion	(17,356)	(279)
Total Current Debt, Net	$345	$9,223

	January 1, 2022	January 2, 2021
Jackson Investment Group - related party	$8,949	$33,880
PPP Loans	—	19,395
HSBC Term Loan	809	2,094
Total Debt, Gross	9,758	55,369
Less: Debt Discount and Deferred Financing Costs, Net	(256)	(559)
Total Debt, Net	9,502	54,810
Less: Non-Current Portion	(279)	(39,943)
Total Current Debt, Net	$9,223	$14,867